Stock-based Compensation - Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 1,837	$ 1,129	$ 8,711	$ 2,702
Cost of sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	83	72	309	92
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	762	435	2,098	914
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	186	82	414	163
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 806	$ 540	$ 5,890	$ 1,533